As filed with the Securities and Exchange Commission on October 25, 2012

1933 Act File No. 333-

1940 Act File No. 811-22562

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 7	☒

BABSON CAPITAL

GLOBAL SHORT DURATION HIGH YIELD FUND

(Exact Name of Registrant as Specified in Charter)

201 South Tryon Street, Suite 3300

Charlotte, NC 28202

(Address of Principal Executive Offices)

413-226-1058

(Registrant’s Telephone Number)

Christopher A. DeFrancis

c/o Babson Capital Management LLC

1500 Main Street, Ste. 2800

Springfield, MA 01115

(Name and Address of Agent for Service)

Copy to:

Gregory D. Sheehan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

(617) 951-7621

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box:    ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.
☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-174430.

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, par value $.00001	2,200,000 shares	$25.00	$55,000,000	$7,502

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
(2)	Includes common shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-174430), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents refiled herewith), declared effective on October 25, 2012, are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)	Financial Statements

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-2 (file No. 333-174430) as filed on October 25, 2012, and are incorporated by reference.

(2)	Exhibits

	(a)	Amended and Restated Agreement and Declaration of Trust dated October 17, 2012.***

	(b)	Amended and Restated Bylaws of Registrant dated October 17, 2012.***

	(c)	Not applicable.

	(d)(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Agreement and Declaration of Trust.***

	(d)(2)	Article 10 (Shareholders’ Voting Powers and Meetings) of the Bylaws of Registrant.***

	(d)(3)	Form of Certificate for Common Shares of Beneficial Interest.***

	(e)	Form of Dividend Reinvestment Plan.**

	(f)	Not applicable.

	(g)(1)	Form of Investment Management Agreement.****

	(g)(2)	Form of Sub-Advisory Contract.**

	(h)(1)	Form of Underwriting Agreement.**

	(h)(2)	Form of Master Selected Dealer Agreement.**

	(h)(3)	Form of Master Agreement Among Underwriters**

	(i)	Not applicable.

	(j)	Form of Custody Agreement. ***

	(k)(1)	Form of Master Services Agreement.***

	(k)(2)	Distribution Agreement dated July 11, 2012.**

	(k)(3)	Form of Amendment to the Distribution Agreement.**

	(k)(4)	Amended and Restated Distribution Agreement dated October 24, 2012.***

	(k)(5)	Form of Organizational and Offering Expenses Reimbursement Agreement.**

	(k)(6)	Form of Structuring Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated.***

	(k)(7)	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC.***

	(k)(8)	Form of Structuring Fee Agreement with Stifel, Nicolaus & Company, Inc.***

	(k)(9)	Form of Structuring Fee Agreement with Oppenheimer & Co. Inc.***

	(k)(10)	Form of Structuring Fee Agreement with Janney Montgomery Scott LLC.***

	(l)	Opinion and Consent of Ropes & Gray LLP.***

	(m)	Not applicable.

	(n)	Consent of Registrant’s independent public accounting firm.***

	(o)	Not applicable.

	(p)	Form of Subscription Agreement.**

	(q)	Not applicable.

	(r)(1)	Code of Ethics of the Fund and the Manager.***

	(r)(2)	Code of Ethics of the Sub-Adviser.***

(r)(3)	Code of Ethics Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 for Principal Executive and Senior Financial Officers. ***

(s)(1)	Power of attorney of Dr. Bernard A. Harris, Jr.**

(s)(2)	Power of attorney of Martin A. Sumichrast.**

(s)(3)	Power of attorney of Rodney A. Dillman.**

(s)(4)	Power of attorney of Thomas W. Okel.**

*	Filed as an exhibit to the Registrant’s Registration Statement on Form N-2, Registration Nos. 333-174430; 811-22562 (filed May 23, 2011).
**	Filed as an exhibit to the Registrant’s Registration Statement on Form N-2, Registration Nos. 333-174430; 811-22562 (filed September 24, 2012).
***	Filed as an exhibit to the Registrant’s Registration Statement on Form N-2, Registration Nos. 333-174430; 811-22562 (filed October 25, 2012, accession number 0001193125-12-434316).
****	Filed as an exhibit to the Registrant’s Registration Statement on Form N-2, Registration Nos. 333-174430; 811-22562 (filed October 25, 2012, accession number 000193125-12-435114).

Item 26. Marketing Arrangements

See the Form of Master Services Agreement, the Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated, the Form of Structuring Fee Agreement with Wells Fargo Securities, LLC, the Form of Structuring Fee Agreement with Stifel, Nicolaus & Company, Inc., the Form of Structuring Fee Agreement with Oppenheimer & Co. Inc., and the Form of Structuring Fee Agreement with Janney Montgomery Scott LLC filed as Exhibit (k)(1), Exhibit (k)(5), Exhibit (k)(6), Exhibit (k)(7), Exhibit (k)(8), and Exhibit (k)(9), respectively, to the Registrant’s Registration Statement filed on October 25, 2012 and the Form of Underwriting Agreement, Distribution Agreement and Form of Amendment to the Distribution Agreement filed as Exhibit (h)(1), Exhibit (k)(2) and Exhibit (k)(3), respectively, to the Registrant’s Registration Statement filed on September 24, 2012.

Item 27. Other Expenses of Issuance and Distribution

The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees	$64,108
Financial Industry Regulatory Authority Fees	71,000
Printing (Other than Certificates)	344,000
Engraving and Printing Certificates	0
Accounting Fees and Expenses	21,800
Legal Fees and Expenses	475,000
Miscellaneous	1,100

Total	$977,008

Item 28. Persons Controlled by or Under Common Control With Registrant

Immediately prior to this offering Babson Capital Management LLC (the “Manager”) will own shares of the Registrant representing 100% of the Common Shares of beneficial interest outstanding. Following the completion of this offering, the Manager’s share ownership is expected to represent less than 1% of the common shares of beneficial interest outstanding.

Item 29. Number of Holders of Securities

Set forth below is the number of record holders as of September 30, 2012 of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest ($.00001 par value)	1

Item 30. Indemnification

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Amended and Restated Agreement and Declaration of Trust (which is filed as an exhibit to the Registrant’s Registration Statement filed on October 25, 2012, accession number 0001193125-12-434316 (“Amendment No. 5”)).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Reference is made to Section 6 of the Form of Underwriting Agreement filed as an exhibit to the Registrant’s Registration Statement filed on September 24, 2012, which is incorporated herein by reference.

Reference is made to Section 4 of the Form of Master Services Agreement filed as an exhibit to Amendment No. 5, which is incorporated herein by reference.

Reference is made to Section 10 of the Amended and Restated Distribution Agreement filed as an exhibit to Amendment No. 5, which is incorporated herein by reference.

Reference is made to Section 6 of the Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated filed as an exhibit to Amendment No. 5.

Reference is made to Section 3 of the Form of Structuring Fee Agreement with Wells Fargo Securities, LLC filed as an exhibit to Amendment No. 5.

Reference is made to Section 2 of the Form of Structuring Fee Agreement with Stifel Nicolaus & Company, Inc. filed as an exhibit to Amendment No. 5.

Reference is made to Section 7 of the Form of Structuring Fee Agreement with Oppenheimer & Co. filed as an exhibit to Amendment No. 5.

Reference is made to Section 7 Form of Structuring Fee Agreement with Janney Montgomery Scott LLC filed as an exhibit to Amendment No. 5.

Item 31. Business and Other Connections of Investment Manager

Babson Capital Management LLC serves as investment manager (the “Manager”) to the Registrant and also serves as manager to unregistered funds, registered funds, institutions and high net worth individuals, and subadviser of registered funds. A description of any other business, profession, vocation or employment of a substantial nature in which the Manager, and each partner or executive officer of the Manager, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the prospectus contained in this Registration Statement in the section entitled “Management of the Fund—Manager.”

The information as to the directors and executive officers of Babson Capital Management LLC is set forth in Form ADV filed with the Securities and Exchange Commission (IARD/CRD No. 106006), as amended through the date hereof, which is incorporated herein by reference.

Babson Capital Global Advisors Limited serves as the subadviser (the “Sub-Adviser”), to the Registrant and also serves as manager to private accounts of institutional and family office clients. A description of any other business, profession, vocation or employment of a substantial nature in which the Sub-Adviser, and each partner or executive officer of the Sub-Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the prospectus contained in this Registration Statement in the section entitled “Management of the Fund—Sub-Adviser.”

The information as to the directors and executive officers of Babson Capital Global Advisors Limited is set forth in Form ADV filed with the Securities and Exchange Commission (IARD/CRD No. 158278), as amended through the date hereof, which is incorporated herein by reference.

Item 32. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the possession and custody of the Registrant, c/o Babson Capital Management LLC, 550 South Tryon Street, Suite 3300, Charlotte, NC 28202; the Registrant’s sub-adviser, Babson Capital Global Advisors Limited, 61 Aldwych, London, united Kingdom WC2B 4AE; the Registrant’s administrator, U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202; or the Registrant’s custodian, U.S. Bank, National Association, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	The Registrant undertakes to suspend the offering of its Common Shares of Beneficial Interest until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

(a) for the purpose of determining any liability under the Securities Act of 1933 (“Securities Act”), the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective; and

(b) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of Babson Capital Global Short Duration High Yield Fund (the “Fund”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and the State of North Carolina on the 25th day of October, 2012.

Babson Capital Global Short Duration High Yield Fund

By:	/S/ RUSSELL D. MORRISON
Name:	Russell D. Morrison
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/S/ RUSSELL D. MORRISON	President and Principal Executive Officer	October 25, 2012
Russell D. Morrison

/S/ PATRICK HOEFLING	Treasurer, Chief Financial Officer and Principal	October 25, 2012
Patrick Hoefling	Financial and Accounting Officer

*/S/ RODNEY A. DILLMAN	Trustee	October 25, 2012
Rodney A. Dillman

*/S/ DR. BERNARD A. HARRIS, JR.	Trustee	October 25, 2012
Dr. Bernard A. Harris, Jr.

*/S/ THOMAS W. OKEL	Trustee	October 25, 2012
Thomas W. Okel

*/S/ MARTIN A. SUMICHRAST	Trustee	October 25, 2012
Martin A. Sumichrast

*By:	/S/ RUSSELL D. MORRISON
Russell D. Morrison

Attorney-In-Fact, pursuant to powers of attorney filed as an exhibit to Registrant’s Registration Statement filed on September 24, 2012.

Babson Capital Global Short Duration High Yield Fund

Index to Exhibits

Exhibits for Item 25 of Form N-2

Exhibit	Exhibit Name

(1)	Opinion and consent of Ropes & Gray LLP.

(n)	Consent of Registrant’s independent public accounting firm.